Shareholder Report		12 Months Ended
	Nov. 01, 2024	Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		DEUTSCHE DWS SECURITIES TRUST
Entity Central Index Key		0000088048
Entity Investment Company Type		N-1A
Document Period End Date		Oct. 31, 2025
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
C000098007
Shareholder Report [Line Items]
Fund Name		DWS Science and Technology Fund
Class Name		Class A
Trading Symbol		KTCAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$103	0.88%

Gross expense ratio as of the latest prospectus: 0.88%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 103
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class A shares of the Fund returned 34.35% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 21.45% for the same period, while the Fund's additional, more narrowly based index, the S&P North American Technology Sector Index, returned 40.58%.

Positive contributions to the Fund’s return relative to the S&P North American Technology Sector Index were led by positioning within the electrical equipment industry, most notably holdings of Bloom Energy Corp. (2.1%) as the fuel cell provider has benefited from surging demand driven by the buildout of artificial intelligence (AI) data centers. Selection in communications equipment also proved additive, highlighted by a pair of companies that have also seen their results boosted by activity related to AI data centers, specifically Ciena Corp. (1.2%), a provider of high-speed fiber optic connections, and Arista Networks Inc. (2.2%), a provider of high-performance switches and routers. Within aerospace & defense, outperformance was driven by BWX Technologies Inc. (1.2%) as the outlook for the provider of nuclear services, fuel and equipment was supported by the new US administration’s defense and space priorities. Other leading contributors included cybersecurity companies Cloudflare Inc. (1.6%) and CyberArc Software Ltd. (0.5%), chipmakers Broadcom Inc. (8.3%) and Marvell Technology Inc. (1.2%), medical device and data center connectivity solutions provider Amphenol Corp. (2.0%), and a lack of exposure to both design software company Adobe Inc. and chipmaker Qualcomm Inc.

Conversely, positioning in professional services weighed most heavily on Fund's performance, most notably exposure to IT consultants Booz Allen Hamilton Holding Corp. (0.3%), Accenture PLC (1.2%) and Globant S.A.,(0.3%) as well as to insurance industry risk management technology and data provider Verisk Analytics, Inc. (0.6%). Within software, underperformance was driven by a lack of exposure to Palantir Technologies Inc. as the provider of AI-powered surveillance and productivity software has been a leading beneficiary of shifting government priorities. An underweight to digital advertising software company AppLovin Corp. (0.7%) also weighed on performance. Underperformance within semiconductors resulted from a lack of exposure to Advanced Micro Devices, Inc., Intel Corp. and Micron Technology Inc. Elsewhere, communications equipment manufacturer Motorola Solutions Inc. (1.2%) was a leading laggard. Finally, the Fund’s cash position, while modest, was among the leading constraints on performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class A	S&P 500® Index	S&P North American Technology Sector Index
'15	$9,425	$10,000	$10,000
'15	$9,530	$10,030	$10,129
'15	$9,329	$9,872	$9,945
'16	$8,658	$9,382	$9,299
'16	$8,375	$9,369	$9,212
'16	$8,993	$10,005	$9,991
'16	$8,729	$10,043	$9,674
'16	$9,146	$10,224	$10,199
'16	$8,923	$10,250	$9,969
'16	$9,506	$10,628	$10,710
'16	$9,729	$10,643	$10,941
'16	$9,970	$10,645	$11,248
'16	$9,906	$10,451	$11,177
'16	$9,847	$10,838	$11,180
'16	$9,927	$11,052	$11,293
'17	$10,439	$11,262	$11,848
'17	$10,854	$11,709	$12,373
'17	$11,149	$11,723	$12,662
'17	$11,450	$11,843	$12,996
'17	$12,022	$12,010	$13,579
'17	$11,769	$12,085	$13,269
'17	$12,305	$12,333	$13,845
'17	$12,594	$12,371	$14,143
'17	$12,642	$12,626	$14,293
'17	$13,515	$12,921	$15,375
'17	$13,605	$13,317	$15,562
'17	$13,480	$13,465	$15,560
'18	$14,693	$14,236	$17,054
'18	$14,675	$13,711	$17,129
'18	$14,234	$13,363	$16,601
'18	$14,341	$13,414	$16,738
'18	$15,272	$13,737	$17,839
'18	$15,216	$13,822	$17,888
'18	$15,442	$14,336	$18,193
'18	$16,524	$14,803	$19,534
'18	$16,392	$14,887	$19,479
'18	$14,782	$13,870	$17,483
'18	$14,549	$14,153	$17,427
'18	$13,344	$12,875	$16,008
'19	$14,451	$13,906	$17,596
'19	$15,186	$14,353	$18,431
'19	$15,858	$14,632	$19,208
'19	$16,871	$15,224	$20,466
'19	$15,601	$14,257	$18,752
'19	$16,686	$15,262	$20,166
'19	$17,264	$15,481	$20,884
'19	$17,000	$15,236	$20,369
'19	$16,979	$15,521	$20,433
'19	$17,585	$15,857	$21,081
'19	$18,392	$16,432	$22,073
'19	$18,979	$16,928	$22,841
'20	$19,697	$16,922	$23,676
'20	$18,504	$15,529	$22,081
'20	$16,842	$13,611	$19,932
'20	$19,455	$15,356	$23,161
'20	$20,969	$16,087	$24,959
'20	$22,264	$16,407	$26,356
'20	$23,855	$17,332	$28,109
'20	$26,063	$18,578	$30,930
'20	$24,604	$17,872	$29,208
'20	$23,831	$17,397	$28,431
'20	$26,445	$19,301	$31,785
'20	$27,732	$20,043	$33,155
'21	$27,606	$19,841	$32,902
'21	$28,437	$20,388	$34,013
'21	$28,437	$21,281	$34,286
'21	$30,301	$22,416	$36,495
'21	$29,965	$22,573	$36,093
'21	$32,047	$23,100	$38,499
'21	$32,677	$23,649	$39,458
'21	$33,877	$24,368	$40,929
'21	$31,913	$23,234	$38,428
'21	$34,045	$24,862	$40,903
'21	$33,877	$24,690	$41,389
'21	$34,073	$25,797	$41,908
'22	$30,930	$24,462	$38,196
'22	$28,971	$23,729	$36,231
'22	$29,782	$24,610	$37,274
'22	$25,678	$22,464	$32,117
'22	$25,193	$22,505	$31,623
'22	$22,955	$20,648	$28,479
'22	$25,585	$22,552	$32,118
'22	$24,232	$21,632	$30,276
'22	$21,490	$19,640	$26,679
'22	$22,003	$21,230	$27,773
'22	$23,160	$22,416	$29,498
'22	$21,563	$21,125	$27,089
'23	$23,785	$22,452	$30,343
'23	$23,775	$21,904	$29,991
'23	$25,998	$22,708	$32,901
'23	$25,928	$23,063	$32,804
'23	$28,566	$23,163	$36,118
'23	$30,047	$24,693	$38,079
'23	$31,697	$25,487	$40,065
'23	$31,460	$25,081	$39,546
'23	$29,771	$23,885	$37,254
'23	$28,911	$23,383	$36,341
'23	$32,319	$25,518	$41,060
'23	$33,977	$26,678	$43,648
'24	$35,890	$27,126	$45,496
'24	$39,284	$28,574	$49,154
'24	$40,312	$29,494	$50,331
'24	$38,278	$28,289	$47,780
'24	$40,534	$29,692	$50,930
'24	$43,497	$30,757	$55,051
'24	$42,480	$31,132	$53,662
'24	$43,574	$31,887	$54,368
'24	$44,713	$32,568	$56,075
'24	$44,801	$32,272	$55,756
'24	$47,079	$34,167	$58,986
'24	$47,754	$33,352	$59,395
'25	$48,958	$34,281	$61,083
'25	$46,672	$33,834	$58,154
'25	$41,967	$31,928	$52,608
'25	$42,843	$31,711	$53,545
'25	$47,244	$33,707	$59,333
'25	$51,061	$35,421	$64,905
'25	$53,116	$36,216	$67,405
'25	$53,541	$36,950	$68,081
'25	$56,933	$38,299	$73,433
'25	$60,191	$39,196	$78,384

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class A Unadjusted for Sales Charge	34.35%	20.36%	20.37%
Class A Adjusted for the Maximum Sales Charge (max 5.75% load)	26.63%	18.94%	19.66%
S&P 500® Index	21.45%	17.64%	14.64%
S&P North American Technology Sector Index	40.58%	22.49%	22.86%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 2,244,035,088
Holdings Count | Holding		63
Advisory Fees Paid, Amount		$ 8,342,113
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,244,035,088
Number of Portfolio Holdings	63
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	8,342,113

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	74%
Semiconductors & Semiconductor Equipment	27%
Software	27%
IT Services	7%
Technology Hardware, Storage & Peripherals	6%
Communications Equipment	5%
Electronic Equipment, Instruments & Components	2%
Communication Services	14%
Interactive Media & Services	14%
Industrials	7%
Electrical Equipment	2%
Aerospace & Defense	2%
Professional Services	2%
Ground Transportation	1%
Construction & Engineering	0%
Financials	2%
Financial Services	2%
Health Care	2%
Pharmaceuticals	1%
Life Sciences Tools & Services	1%
Health Care Equipment & Supplies	0%
Consumer Discretionary	1%
Automobiles	1%
Broadline Retail	0%

Ten Largest Equity Holdings

Holdings	57.0% of Net Assets
NVIDIA Corp.	10.7%
Alphabet, Inc.	9.6%
Microsoft Corp.	8.4%
Broadcom, Inc.	8.3%
Apple, Inc.	6.4%
Meta Platforms, Inc.	4.0%
Oracle Corp.	3.3%
Arista Networks, Inc.	2.2%
Bloom Energy Corp.	2.1%
Amphenol Corp.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.24% to 1.19%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class A shares changed from 1.24% to 1.19%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000098009
Shareholder Report [Line Items]
Fund Name		DWS Science and Technology Fund
Class Name		Class C
Trading Symbol		KTCCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$204	1.75%

Gross expense ratio as of the latest prospectus: 1.75%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 204
Expense Ratio, Percent		1.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class C shares of the Fund returned 33.11% (unadjusted for sales charges) for the period ended October 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 21.45% for the same period, while the Fund's additional, more narrowly based index, the S&P North American Technology Sector Index, returned 40.58%.

Positive contributions to the Fund’s return relative to the S&P North American Technology Sector Index were led by positioning within the electrical equipment industry, most notably holdings of Bloom Energy Corp. (2.1%) as the fuel cell provider has benefited from surging demand driven by the buildout of artificial intelligence (AI) data centers. Selection in communications equipment also proved additive, highlighted by a pair of companies that have also seen their results boosted by activity related to AI data centers, specifically Ciena Corp. (1.2%), a provider of high-speed fiber optic connections, and Arista Networks Inc. (2.2%), a provider of high-performance switches and routers. Within aerospace & defense, outperformance was driven by BWX Technologies Inc. (1.2%) as the outlook for the provider of nuclear services, fuel and equipment was supported by the new US administration’s defense and space priorities. Other leading contributors included cybersecurity companies Cloudflare Inc. (1.6%) and CyberArc Software Ltd. (0.5%), chipmakers Broadcom Inc. (8.3%) and Marvell Technology Inc. (1.2%), medical device and data center connectivity solutions provider Amphenol Corp. (2.0%), and a lack of exposure to both design software company Adobe Inc. and chipmaker Qualcomm Inc.

Conversely, positioning in professional services weighed most heavily on Fund's performance, most notably exposure to IT consultants Booz Allen Hamilton Holding Corp. (0.3%), Accenture PLC (1.2%) and Globant S.A.,(0.3%) as well as to insurance industry risk management technology and data provider Verisk Analytics, Inc. (0.6%). Within software, underperformance was driven by a lack of exposure to Palantir Technologies Inc. as the provider of AI-powered surveillance and productivity software has been a leading beneficiary of shifting government priorities. An underweight to digital advertising software company AppLovin Corp. (0.7%) also weighed on performance. Underperformance within semiconductors resulted from a lack of exposure to Advanced Micro Devices, Inc., Intel Corp. and Micron Technology Inc. Elsewhere, communications equipment manufacturer Motorola Solutions Inc. (1.2%) was a leading laggard. Finally, the Fund’s cash position, while modest, was among the leading constraints on performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class C	S&P 500® Index	S&P North American Technology Sector Index
'15	$10,000	$10,000	$10,000
'15	$10,104	$10,030	$10,129
'15	$9,886	$9,872	$9,945
'16	$9,160	$9,382	$9,299
'16	$8,857	$9,369	$9,212
'16	$9,506	$10,005	$9,991
'16	$9,220	$10,043	$9,674
'16	$9,653	$10,224	$10,199
'16	$9,411	$10,250	$9,969
'16	$10,016	$10,628	$10,710
'16	$10,241	$10,643	$10,941
'16	$10,483	$10,645	$11,248
'16	$10,414	$10,451	$11,177
'16	$10,345	$10,838	$11,180
'16	$10,419	$11,052	$11,293
'17	$10,946	$11,262	$11,848
'17	$11,375	$11,709	$12,373
'17	$11,678	$11,723	$12,662
'17	$11,982	$11,843	$12,996
'17	$12,571	$12,010	$13,579
'17	$12,294	$12,085	$13,269
'17	$12,848	$12,333	$13,845
'17	$13,143	$12,371	$14,143
'17	$13,178	$12,626	$14,293
'17	$14,080	$12,921	$15,375
'17	$14,169	$13,317	$15,562
'17	$14,016	$13,465	$15,560
'18	$15,280	$14,236	$17,054
'18	$15,242	$13,711	$17,129
'18	$14,776	$13,363	$16,601
'18	$14,881	$13,414	$16,738
'18	$15,831	$13,737	$17,839
'18	$15,765	$13,822	$17,888
'18	$15,983	$14,336	$18,193
'18	$17,085	$14,803	$19,534
'18	$16,943	$14,887	$19,479
'18	$15,270	$13,870	$17,483
'18	$15,014	$14,153	$17,427
'18	$13,763	$12,875	$16,008
'19	$14,891	$13,906	$17,596
'19	$15,639	$14,353	$18,431
'19	$16,318	$14,632	$19,208
'19	$17,353	$15,224	$20,466
'19	$16,042	$14,257	$18,752
'19	$17,135	$15,262	$20,166
'19	$17,722	$15,481	$20,884
'19	$17,434	$15,236	$20,369
'19	$17,399	$15,521	$20,433
'19	$18,009	$15,857	$21,081
'19	$18,826	$16,432	$22,073
'19	$19,403	$16,928	$22,841
'20	$20,120	$16,922	$23,676
'20	$18,898	$15,529	$22,081
'20	$17,185	$13,611	$19,932
'20	$19,841	$15,356	$23,161
'20	$21,368	$16,087	$24,959
'20	$22,669	$16,407	$26,356
'20	$24,276	$17,332	$28,109
'20	$26,507	$18,578	$30,930
'20	$25,007	$17,872	$29,208
'20	$24,197	$17,397	$28,431
'20	$26,839	$19,301	$31,785
'20	$28,112	$20,043	$33,155
'21	$27,976	$19,841	$32,902
'21	$28,805	$20,388	$34,013
'21	$28,775	$21,281	$34,286
'21	$30,644	$22,416	$36,495
'21	$30,282	$22,573	$36,093
'21	$32,363	$23,100	$38,499
'21	$32,965	$23,649	$39,458
'21	$34,156	$24,368	$40,929
'21	$32,151	$23,234	$38,428
'21	$34,262	$24,862	$40,903
'21	$34,081	$24,690	$41,389
'21	$34,247	$25,797	$41,908
'22	$31,074	$24,462	$38,196
'22	$29,075	$23,729	$36,231
'22	$29,863	$24,610	$37,274
'22	$25,736	$22,464	$32,117
'22	$25,222	$22,505	$31,623
'22	$22,966	$20,648	$28,479
'22	$25,589	$22,552	$32,118
'22	$24,213	$21,632	$30,276
'22	$21,462	$19,640	$26,679
'22	$21,957	$21,230	$27,773
'22	$23,095	$22,416	$29,498
'22	$21,475	$21,125	$27,089
'23	$23,680	$22,452	$30,343
'23	$23,659	$21,904	$29,991
'23	$25,844	$22,708	$32,901
'23	$25,762	$23,063	$32,804
'23	$28,358	$23,163	$36,118
'23	$29,822	$24,693	$38,079
'23	$31,429	$25,487	$40,065
'23	$31,161	$25,081	$39,546
'23	$29,471	$23,885	$37,254
'23	$28,606	$23,383	$36,341
'23	$31,944	$25,518	$41,060
'23	$33,568	$26,678	$43,648
'24	$35,430	$27,126	$45,496
'24	$38,755	$28,574	$49,154
'24	$39,739	$29,494	$50,331
'24	$37,691	$28,289	$47,780
'24	$39,899	$29,692	$50,930
'24	$42,771	$30,757	$55,051
'24	$41,761	$31,132	$53,662
'24	$42,798	$31,887	$54,368
'24	$43,888	$32,568	$56,075
'24	$43,942	$32,272	$55,756
'24	$46,149	$34,167	$58,986
'24	$46,759	$33,352	$59,395
'25	$47,888	$34,281	$61,083
'25	$45,630	$33,834	$58,154
'25	$41,012	$31,928	$52,608
'25	$41,833	$31,711	$53,545
'25	$46,109	$33,707	$59,333
'25	$49,769	$35,421	$64,905
'25	$51,753	$36,216	$67,405
'25	$52,129	$36,950	$68,081
'25	$55,379	$38,299	$73,433
'25	$58,491	$39,196	$78,384

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class C Unadjusted for Sales Charge	33.11%	19.31%	19.32%
Class C Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	32.11%	19.31%	19.32%
S&P 500® Index	21.45%	17.64%	14.64%
S&P North American Technology Sector Index	40.58%	22.49%	22.86%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 2,244,035,088
Holdings Count | Holding		63
Advisory Fees Paid, Amount		$ 8,342,113
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,244,035,088
Number of Portfolio Holdings	63
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	8,342,113

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	74%
Semiconductors & Semiconductor Equipment	27%
Software	27%
IT Services	7%
Technology Hardware, Storage & Peripherals	6%
Communications Equipment	5%
Electronic Equipment, Instruments & Components	2%
Communication Services	14%
Interactive Media & Services	14%
Industrials	7%
Electrical Equipment	2%
Aerospace & Defense	2%
Professional Services	2%
Ground Transportation	1%
Construction & Engineering	0%
Financials	2%
Financial Services	2%
Health Care	2%
Pharmaceuticals	1%
Life Sciences Tools & Services	1%
Health Care Equipment & Supplies	0%
Consumer Discretionary	1%
Automobiles	1%
Broadline Retail	0%

Ten Largest Equity Holdings

Holdings	57.0% of Net Assets
NVIDIA Corp.	10.7%
Alphabet, Inc.	9.6%
Microsoft Corp.	8.4%
Broadcom, Inc.	8.3%
Apple, Inc.	6.4%
Meta Platforms, Inc.	4.0%
Oracle Corp.	3.3%
Arista Networks, Inc.	2.2%
Bloom Energy Corp.	2.1%
Amphenol Corp.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.99% to 1.94%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class C shares changed from 1.99% to 1.94%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000098010
Shareholder Report [Line Items]
Fund Name		DWS Science and Technology Fund
Class Name		Class S
Trading Symbol		KTCSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$80	0.68%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class S shares of the Fund returned 34.61% for the period ended October 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 21.45% for the same period, while the Fund's additional, more narrowly based index, the S&P North American Technology Sector Index, returned 40.58%.

Positive contributions to the Fund’s return relative to the S&P North American Technology Sector Index were led by positioning within the electrical equipment industry, most notably holdings of Bloom Energy Corp. (2.1%) as the fuel cell provider has benefited from surging demand driven by the buildout of artificial intelligence (AI) data centers. Selection in communications equipment also proved additive, highlighted by a pair of companies that have also seen their results boosted by activity related to AI data centers, specifically Ciena Corp. (1.2%), a provider of high-speed fiber optic connections, and Arista Networks Inc. (2.2%), a provider of high-performance switches and routers. Within aerospace & defense, outperformance was driven by BWX Technologies Inc. (1.2%) as the outlook for the provider of nuclear services, fuel and equipment was supported by the new US administration’s defense and space priorities. Other leading contributors included cybersecurity companies Cloudflare Inc. (1.6%) and CyberArc Software Ltd. (0.5%), chipmakers Broadcom Inc. (8.3%) and Marvell Technology Inc. (1.2%), medical device and data center connectivity solutions provider Amphenol Corp. (2.0%), and a lack of exposure to both design software company Adobe Inc. and chipmaker Qualcomm Inc.

Conversely, positioning in professional services weighed most heavily on Fund's performance, most notably exposure to IT consultants Booz Allen Hamilton Holding Corp. (0.3%), Accenture PLC (1.2%) and Globant S.A.,(0.3%) as well as to insurance industry risk management technology and data provider Verisk Analytics, Inc. (0.6%). Within software, underperformance was driven by a lack of exposure to Palantir Technologies Inc. as the provider of AI-powered surveillance and productivity software has been a leading beneficiary of shifting government priorities. An underweight to digital advertising software company AppLovin Corp. (0.7%) also weighed on performance. Underperformance within semiconductors resulted from a lack of exposure to Advanced Micro Devices, Inc., Intel Corp. and Micron Technology Inc. Elsewhere, communications equipment manufacturer Motorola Solutions Inc. (1.2%) was a leading laggard. Finally, the Fund’s cash position, while modest, was among the leading constraints on performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Class S	S&P 500® Index	S&P North American Technology Sector Index
'15	$10,000	$10,000	$10,000
'15	$10,111	$10,030	$10,129
'15	$9,899	$9,872	$9,945
'16	$9,187	$9,382	$9,299
'16	$8,890	$9,369	$9,212
'16	$9,546	$10,005	$9,991
'16	$9,268	$10,043	$9,674
'16	$9,713	$10,224	$10,199
'16	$9,472	$10,250	$9,969
'16	$10,091	$10,628	$10,710
'16	$10,338	$10,643	$10,941
'16	$10,592	$10,645	$11,248
'16	$10,524	$10,451	$11,177
'16	$10,462	$10,838	$11,180
'16	$10,552	$11,052	$11,293
'17	$11,097	$11,262	$11,848
'17	$11,539	$11,709	$12,373
'17	$11,856	$11,723	$12,662
'17	$12,172	$11,843	$12,996
'17	$12,779	$12,010	$13,579
'17	$12,514	$12,085	$13,269
'17	$13,083	$12,333	$13,845
'17	$13,399	$12,371	$14,143
'17	$13,444	$12,626	$14,293
'17	$14,380	$12,921	$15,375
'17	$14,481	$13,317	$15,562
'17	$14,343	$13,465	$15,560
'18	$15,640	$14,236	$17,054
'18	$15,620	$13,711	$17,129
'18	$15,157	$13,363	$16,601
'18	$15,276	$13,414	$16,738
'18	$16,262	$13,737	$17,839
'18	$16,209	$13,822	$17,888
'18	$16,454	$14,336	$18,193
'18	$17,605	$14,803	$19,534
'18	$17,466	$14,887	$19,479
'18	$15,753	$13,870	$17,483
'18	$15,508	$14,153	$17,427
'18	$14,228	$12,875	$16,008
'19	$15,404	$13,906	$17,596
'19	$16,192	$14,353	$18,431
'19	$16,911	$14,632	$19,208
'19	$17,998	$15,224	$20,466
'19	$16,641	$14,257	$18,752
'19	$17,803	$15,262	$20,166
'19	$18,425	$15,481	$20,884
'19	$18,140	$15,236	$20,369
'19	$18,125	$15,521	$20,433
'19	$18,770	$15,857	$21,081
'19	$19,640	$16,432	$22,073
'19	$20,264	$16,928	$22,841
'20	$21,033	$16,922	$23,676
'20	$19,765	$15,529	$22,081
'20	$17,991	$13,611	$19,932
'20	$20,787	$15,356	$23,161
'20	$22,407	$16,087	$24,959
'20	$23,797	$16,407	$26,356
'20	$25,498	$17,332	$28,109
'20	$27,861	$18,578	$30,930
'20	$26,307	$17,872	$29,208
'20	$25,481	$17,397	$28,431
'20	$28,286	$19,301	$31,785
'20	$29,659	$20,043	$33,155
'21	$29,528	$19,841	$32,902
'21	$30,424	$20,388	$34,013
'21	$30,433	$21,281	$34,286
'21	$32,436	$22,416	$36,495
'21	$32,076	$22,573	$36,093
'21	$34,317	$23,100	$38,499
'21	$34,985	$23,649	$39,458
'21	$36,277	$24,368	$40,929
'21	$34,176	$23,234	$38,428
'21	$36,470	$24,862	$40,903
'21	$36,303	$24,690	$41,389
'21	$36,507	$25,797	$41,908
'22	$33,158	$24,462	$38,196
'22	$31,054	$23,729	$36,231
'22	$31,931	$24,610	$37,274
'22	$27,539	$22,464	$32,117
'22	$27,013	$22,505	$31,623
'22	$24,617	$20,648	$28,479
'22	$27,451	$22,552	$32,118
'22	$26,000	$21,632	$30,276
'22	$23,059	$19,640	$26,679
'22	$23,614	$21,230	$27,773
'22	$24,861	$22,416	$29,498
'22	$23,145	$21,125	$27,089
'23	$25,533	$22,452	$30,343
'23	$25,523	$21,904	$29,991
'23	$27,922	$22,708	$32,901
'23	$27,850	$23,063	$32,804
'23	$30,692	$23,163	$36,118
'23	$32,288	$24,693	$38,079
'23	$34,058	$25,487	$40,065
'23	$33,811	$25,081	$39,546
'23	$31,999	$23,885	$37,254
'23	$31,083	$23,383	$36,341
'23	$34,748	$25,518	$41,060
'23	$36,538	$26,678	$43,648
'24	$38,605	$27,126	$45,496
'24	$42,268	$28,574	$49,154
'24	$43,370	$29,494	$50,331
'24	$41,189	$28,289	$47,780
'24	$43,623	$29,692	$50,930
'24	$46,827	$30,757	$55,051
'24	$45,736	$31,132	$53,662
'24	$46,930	$31,887	$54,368
'24	$48,159	$32,568	$56,075
'24	$48,262	$32,272	$55,756
'24	$50,731	$34,167	$58,986
'24	$51,455	$33,352	$59,395
'25	$52,763	$34,281	$61,083
'25	$50,298	$33,834	$58,154
'25	$45,240	$31,928	$52,608
'25	$46,196	$31,711	$53,545
'25	$50,952	$33,707	$59,333
'25	$55,078	$35,421	$64,905
'25	$57,305	$36,216	$67,405
'25	$57,758	$36,950	$68,081
'25	$61,444	$38,299	$73,433
'25	$64,967	$39,196	$78,384

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Class S No Sales Charge	34.61%	20.59%	20.58%
S&P 500® Index	21.45%	17.64%	14.64%
S&P North American Technology Sector Index	40.58%	22.49%	22.86%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 2,244,035,088
Holdings Count | Holding		63
Advisory Fees Paid, Amount		$ 8,342,113
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,244,035,088
Number of Portfolio Holdings	63
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	8,342,113

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	74%
Semiconductors & Semiconductor Equipment	27%
Software	27%
IT Services	7%
Technology Hardware, Storage & Peripherals	6%
Communications Equipment	5%
Electronic Equipment, Instruments & Components	2%
Communication Services	14%
Interactive Media & Services	14%
Industrials	7%
Electrical Equipment	2%
Aerospace & Defense	2%
Professional Services	2%
Ground Transportation	1%
Construction & Engineering	0%
Financials	2%
Financial Services	2%
Health Care	2%
Pharmaceuticals	1%
Life Sciences Tools & Services	1%
Health Care Equipment & Supplies	0%
Consumer Discretionary	1%
Automobiles	1%
Broadline Retail	0%

Ten Largest Equity Holdings

Holdings	57.0% of Net Assets
NVIDIA Corp.	10.7%
Alphabet, Inc.	9.6%
Microsoft Corp.	8.4%
Broadcom, Inc.	8.3%
Apple, Inc.	6.4%
Meta Platforms, Inc.	4.0%
Oracle Corp.	3.3%
Arista Networks, Inc.	2.2%
Bloom Energy Corp.	2.1%
Amphenol Corp.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.99% to 0.94%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Class S shares changed from 0.99% to 0.94%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.
C000098006
Shareholder Report [Line Items]
Fund Name		DWS Science and Technology Fund
Class Name		Institutional Class
Trading Symbol		KTCIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about DWS Science and Technology Fund (the "Fund") for the period November 1, 2024 to October 31, 2025.
Additional Information [Text Block]		You can find additional information about the Fund on the Fund's website at dws.com/mutualreports. You can also request this information by contacting us at (800) 728-3337.
Additional Information Phone Number		(800) 728-3337
Additional Information Website		dws.com/mutualreports
Expenses [Text Block]

What were the Fund costs for the last year?

(Based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.67%

Gross expense ratio as of the latest prospectus: 0.68%. See prospectus for any contractual or voluntary waivers; without a waiver, costs would have been higher.

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Institutional Class shares of the Fund returned 34.59% for the period ended October 31, 2025. The Fund's broad-based index, the S&P 500® Index, returned 21.45% for the same period, while the Fund's additional, more narrowly based index, the S&P North American Technology Sector Index, returned 40.58%.

Positive contributions to the Fund’s return relative to the S&P North American Technology Sector Index were led by positioning within the electrical equipment industry, most notably holdings of Bloom Energy Corp. (2.1%) as the fuel cell provider has benefited from surging demand driven by the buildout of artificial intelligence (AI) data centers. Selection in communications equipment also proved additive, highlighted by a pair of companies that have also seen their results boosted by activity related to AI data centers, specifically Ciena Corp. (1.2%), a provider of high-speed fiber optic connections, and Arista Networks Inc. (2.2%), a provider of high-performance switches and routers. Within aerospace & defense, outperformance was driven by BWX Technologies Inc. (1.2%) as the outlook for the provider of nuclear services, fuel and equipment was supported by the new US administration’s defense and space priorities. Other leading contributors included cybersecurity companies Cloudflare Inc. (1.6%) and CyberArc Software Ltd. (0.5%), chipmakers Broadcom Inc. (8.3%) and Marvell Technology Inc. (1.2%), medical device and data center connectivity solutions provider Amphenol Corp. (2.0%), and a lack of exposure to both design software company Adobe Inc. and chipmaker Qualcomm Inc.

Conversely, positioning in professional services weighed most heavily on Fund's performance, most notably exposure to IT consultants Booz Allen Hamilton Holding Corp. (0.3%), Accenture PLC (1.2%) and Globant S.A.,(0.3%) as well as to insurance industry risk management technology and data provider Verisk Analytics, Inc. (0.6%). Within software, underperformance was driven by a lack of exposure to Palantir Technologies Inc. as the provider of AI-powered surveillance and productivity software has been a leading beneficiary of shifting government priorities. An underweight to digital advertising software company AppLovin Corp. (0.7%) also weighed on performance. Underperformance within semiconductors resulted from a lack of exposure to Advanced Micro Devices, Inc., Intel Corp. and Micron Technology Inc. Elsewhere, communications equipment manufacturer Motorola Solutions Inc. (1.2%) was a leading laggard. Finally, the Fund’s cash position, while modest, was among the leading constraints on performance.

Percentages in parentheses are based on the Fund’s net assets as of October 31, 2025.

Performance Past Does Not Indicate Future [Text]		The Fund's past performance is not a good predictor or guarantee of the Fund's future performance.
Line Graph [Table Text Block]
	Institutional Class	S&P 500® Index	S&P North American Technology Sector Index
'15	$1,000,000	$1,000,000	$1,000,000
'15	$1,011,440	$1,002,974	$1,012,949
'15	$990,524	$987,155	$994,524
'16	$918,822	$938,168	$929,859
'16	$889,332	$936,902	$921,173
'16	$954,673	$1,000,460	$999,061
'16	$927,496	$1,004,339	$967,409
'16	$972,020	$1,022,375	$1,019,864
'16	$948,312	$1,025,024	$996,866
'16	$1,010,184	$1,062,815	$1,070,983
'16	$1,034,470	$1,064,307	$1,094,114
'16	$1,059,912	$1,064,508	$1,124,812
'16	$1,053,552	$1,045,090	$1,117,749
'16	$1,047,769	$1,083,795	$1,117,985
'16	$1,056,827	$1,105,217	$1,129,343
'17	$1,111,145	$1,126,179	$1,184,798
'17	$1,156,015	$1,170,895	$1,237,286
'17	$1,187,307	$1,172,261	$1,266,173
'17	$1,219,189	$1,184,300	$1,299,646
'17	$1,280,591	$1,200,966	$1,357,917
'17	$1,253,432	$1,208,462	$1,326,947
'17	$1,310,702	$1,233,311	$1,384,486
'17	$1,341,993	$1,237,086	$1,414,331
'17	$1,347,307	$1,262,605	$1,429,340
'17	$1,440,591	$1,292,068	$1,537,462
'17	$1,451,219	$1,331,695	$1,556,190
'17	$1,437,039	$1,346,502	$1,556,028
'18	$1,567,623	$1,423,595	$1,705,368
'18	$1,565,159	$1,371,125	$1,712,943
'18	$1,518,962	$1,336,280	$1,660,143
'18	$1,530,665	$1,341,407	$1,673,802
'18	$1,629,835	$1,373,711	$1,783,885
'18	$1,624,292	$1,382,166	$1,788,842
'18	$1,648,930	$1,433,601	$1,819,283
'18	$1,764,731	$1,480,315	$1,953,408
'18	$1,751,180	$1,488,741	$1,947,881
'18	$1,579,326	$1,386,985	$1,748,289
'18	$1,554,688	$1,415,250	$1,742,720
'18	$1,426,274	$1,287,466	$1,600,828
'19	$1,544,496	$1,390,638	$1,759,571
'19	$1,623,311	$1,435,289	$1,843,138
'19	$1,695,212	$1,463,179	$1,920,804
'19	$1,804,447	$1,522,423	$2,046,550
'19	$1,669,632	$1,425,676	$1,875,167
'19	$1,785,089	$1,526,152	$2,016,579
'19	$1,847,311	$1,548,086	$2,088,352
'19	$1,819,657	$1,523,564	$2,036,938
'19	$1,817,583	$1,552,071	$2,043,264
'19	$1,882,570	$1,585,688	$2,108,095
'19	$1,969,682	$1,643,247	$2,207,264
'19	$2,032,058	$1,692,844	$2,284,117
'20	$2,109,926	$1,692,180	$2,367,571
'20	$1,982,642	$1,552,881	$2,208,116
'20	$1,804,444	$1,361,080	$1,993,177
'20	$2,085,218	$1,535,562	$2,316,148
'20	$2,247,693	$1,608,698	$2,495,864
'20	$2,386,957	$1,640,691	$2,635,599
'20	$2,557,668	$1,733,202	$2,810,874
'20	$2,795,764	$1,857,785	$3,092,955
'20	$2,639,280	$1,787,195	$2,920,753
'20	$2,556,919	$1,739,667	$2,843,057
'20	$2,837,693	$1,930,098	$3,178,487
'20	$2,976,181	$2,004,307	$3,315,465
'21	$2,963,391	$1,984,072	$3,290,221
'21	$3,052,924	$2,038,783	$3,401,300
'21	$3,053,724	$2,128,073	$3,428,610
'21	$3,254,374	$2,241,646	$3,649,542
'21	$3,219,200	$2,257,302	$3,609,330
'21	$3,443,033	$2,309,998	$3,849,882
'21	$3,510,983	$2,364,872	$3,945,847
'21	$3,640,486	$2,436,777	$4,092,918
'21	$3,429,444	$2,323,443	$3,842,830
'21	$3,658,873	$2,486,228	$4,090,290
'21	$3,642,085	$2,469,001	$4,138,876
'21	$3,663,989	$2,579,652	$4,190,773
'22	$3,326,355	$2,446,163	$3,819,592
'22	$3,115,881	$2,372,921	$3,623,091
'22	$3,203,579	$2,461,026	$3,727,434
'22	$2,763,339	$2,246,420	$3,211,741
'22	$2,710,720	$2,250,541	$3,162,317
'22	$2,471,307	$2,064,773	$2,847,851
'22	$2,754,569	$2,255,154	$3,211,833
'22	$2,608,992	$2,163,185	$3,027,591
'22	$2,314,329	$1,963,959	$2,667,876
'22	$2,369,578	$2,122,964	$2,777,316
'22	$2,494,985	$2,241,604	$2,949,774
'22	$2,322,903	$2,112,455	$2,708,932
'23	$2,562,568	$2,245,189	$3,034,344
'23	$2,561,646	$2,190,409	$2,999,124
'23	$2,802,232	$2,270,828	$3,290,132
'23	$2,795,780	$2,306,272	$3,280,380
'23	$3,080,612	$2,316,297	$3,611,781
'23	$3,241,003	$2,469,347	$3,807,851
'23	$3,418,908	$2,548,675	$4,006,543
'23	$3,394,942	$2,508,096	$3,954,559
'23	$3,212,428	$2,388,515	$3,725,360
'23	$3,120,249	$2,338,293	$3,634,063
'23	$3,488,042	$2,551,839	$4,106,022
'23	$3,667,690	$2,667,771	$4,364,837
'24	$3,875,851	$2,712,601	$4,549,640
'24	$4,242,416	$2,857,442	$4,915,414
'24	$4,354,112	$2,949,379	$5,033,052
'24	$4,135,798	$2,828,913	$4,778,041
'24	$4,379,498	$2,969,184	$5,092,993
'24	$4,701,385	$3,075,725	$5,505,056
'24	$4,591,720	$3,113,164	$5,366,207
'24	$4,711,540	$3,188,679	$5,436,765
'24	$4,834,405	$3,256,780	$5,607,459
'24	$4,845,575	$3,227,246	$5,575,553
'24	$5,092,321	$3,416,689	$5,898,630
'24	$5,165,567	$3,335,241	$5,939,514
'25	$5,296,466	$3,428,119	$6,108,309
'25	$5,050,068	$3,383,388	$5,815,354
'25	$4,541,871	$3,192,753	$5,260,806
'25	$4,637,571	$3,171,103	$5,354,533
'25	$5,114,968	$3,370,707	$5,933,331
'25	$5,529,665	$3,542,116	$6,490,529
'25	$5,752,964	$3,621,612	$6,740,450
'25	$5,799,163	$3,695,028	$6,808,090
'25	$6,168,761	$3,829,897	$7,343,348
'25	$6,521,859	$3,919,569	$7,838,352

Average Annual Return [Table Text Block]
Class/Index	1-Year	5-Year	10-Year
Institutional Class No Sales Charge	34.59%	20.60%	20.62%
S&P 500® Index	21.45%	17.64%	14.64%
S&P North American Technology Sector Index	40.58%	22.49%	22.86%

No Deduction of Taxes [Text Block]		The performance graph and returns table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Material Change Date	Nov. 01, 2024
AssetsNet		$ 2,244,035,088
Holdings Count | Holding		63
Advisory Fees Paid, Amount		$ 8,342,113
InvestmentCompanyPortfolioTurnover		22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets ($)	2,244,035,088
Number of Portfolio Holdings	63
Portfolio Turnover Rate (%)	22
Total Net Advisory Fees Paid ($)	8,342,113

Holdings [Text Block]

Asset Allocation

Asset Type	% of Net Assets
Common Stocks	99%
Cash Equivalents	1%
Other Investments	0%
Other Assets and Liabilities, Net	0%
Total	100%

Sector Allocation

Sector	% of Net Assets
Information Technology	74%
Semiconductors & Semiconductor Equipment	27%
Software	27%
IT Services	7%
Technology Hardware, Storage & Peripherals	6%
Communications Equipment	5%
Electronic Equipment, Instruments & Components	2%
Communication Services	14%
Interactive Media & Services	14%
Industrials	7%
Electrical Equipment	2%
Aerospace & Defense	2%
Professional Services	2%
Ground Transportation	1%
Construction & Engineering	0%
Financials	2%
Financial Services	2%
Health Care	2%
Pharmaceuticals	1%
Life Sciences Tools & Services	1%
Health Care Equipment & Supplies	0%
Consumer Discretionary	1%
Automobiles	1%
Broadline Retail	0%

Ten Largest Equity Holdings

Holdings	57.0% of Net Assets
NVIDIA Corp.	10.7%
Alphabet, Inc.	9.6%
Microsoft Corp.	8.4%
Broadcom, Inc.	8.3%
Apple, Inc.	6.4%
Meta Platforms, Inc.	4.0%
Oracle Corp.	3.3%
Arista Networks, Inc.	2.2%
Bloom Energy Corp.	2.1%
Amphenol Corp.	2.0%

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.99% to 0.94%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Material Fund Change Expenses [Text Block]

Effective October 1, 2025, the Fund’s contractual cap on total annual operating expense for Institutional Class shares changed from 0.99% to 0.94%. The cap excludes certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired fund fees and expenses.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since November 1, 2024. For more information, review the Fund's current prospectus at dws.com/mutualreports, or call (800) 728-3337.